Schedule of Investments

April 30, 2023 (Unaudited)

City National Rochdale Select Strategies Fund

Description	Cost (000)	Value (000)
Structured Investments Equity Linked Notes [90.9%] *†‡
Earthquake [3.4%]
Delancey Segregated Account	$6,069	$7,097
Efficiency[36.4%]
Broadway Segregated Account	29,233	36,131
Hollywood Segregated Account	31,296	39,634
Total Efficiency		75,765
Frequency[15.1%]
Atlantic Segregated Account	6,043	7,486
Jay Segregated Account	4,720	5,389
Ocean Segregated Account	5,313	7,075
Park Segregated Account	5,866	7,811
Sunset Segregated Account	3,125	3,721
Total Frequency		31,482
Multi Peril[9.4%]
Carmelia Segregated Account	6,287	7,777
Nassau Segregated Account	4,836	6,789
Venice Segregated Account	3,105	5,006
Total Multi Peril		19,572
Non-Florida[2.6%]
Lexington Segregated Account	4,781	5,326
Opportunistic[6.2%]
Elevado Segregated Account	5,863	8,015
Trinity Segregated Account	3,746	4,946
Total Opportunistic		12,961
Wind[17.8%]
Fulton Segregated Account	4,186	4,936
Glendale Segregated Account	5,976	7,111
King Segregated Account	6,431	8,110
Madison Segregated Account	4,962	6,601
Rodeo Segregated Account	3,359	4,031
Wilshire Segregated Account	5,381	6,292
Total Wind		37,081
Total Structured Investments
(Cost $150,579)		189,284
Total Investments [90.9%]
(Cost $150,579)		$189,284

Percentages are based on net assets of $208,188 (000).

*	Non-income producing securities

†	Securities considered illiquid. The total value of such securities as of April 30, 2023, was $189,284 (000) and represented 90.9% of the net assets of the Fund.

‡	Securities considered restricted. The total value of such securities as of April 30, 2023, was $189,284 (000) and represented 90.9% of the net assets of the Fund. For each restricted security there are various acquisition dates. It is the Fund’s intent to continue to periodically invest in restricted securities.

As of April 30, 2023, structured investments in equity linked notes with a fair value of $189,284 (000) were valued using the Special Purpose Entities’ NAVs as a practical expedient and are not required to be classified in the fair value hierarchy.

CITY NATIONAL ROCHDALE SELECT STRATEGIES FUND | PAGE 1

Summary of Segregated Accounts

April 30, 2023 (Unaudited)

City National Rochdale Select Strategies Fund

A summary of the Segregated Accounts that the Fund holds in the NB Reinsurance, Ltd. (“NB RE, Ltd.”) Portfolio is as follows:

Description	Status	Maturity Range	Market Value of NB RE, Ltd. (000)*
Earthquake
Delancey			99,803
United States
6 Contracts (5 Cat Bonds)	Live	12/2023 - 1/2028
17 Contracts (6 Cat Bonds)	Matured	8/2017 - 1/2023
1 Contract	Triggered	3/2023
Efficiency
Broadway			510,219
North America, Europe, Australia, Japan
57 Contracts (5 Cat Bonds)	Live	5/2023 - 4/2029
319 Contracts (24 Cat Bonds)	Matured	12/2017 - 4/2023
11 Contracts	Triggered	12/2022 - 5/2023

Hollywood			592,298
North America, Europe, Australia
58 Contracts (7 Cat Bonds)	Live	5/2023 - 4/2028
327 Contracts (30 Cat Bonds)	Matured	11/2017 - 4/2023
11 Contracts	Triggered	12/2022 - 5/2023
Frequency
Atlantic			111,751
United States
6 Contracts (5 Cat Bonds)	Live	12/2023 - 5/2029
12 Contracts (4 Cat Bonds)	Matured	12/2017 - 1/2023
Jay			50,554
United States
3 Contracts (1 Cat Bond)	Live	5/2023 - 7/2024
4 Contracts	Triggered	4/2018 - 1/2022
Ocean			92,423
North America
6 Contracts (3 Cat Bonds)	Live	12/2023 - 1/2027
24 Contracts (5 Cat Bonds)	Matured	9/2017 - 4/2023
1 Contract	Triggered	12/2022
Park			99,531
North America
5 Contracts (5 Cat Bonds)	Live	1/2024 - 4/2028
24 Contracts (1 Cat Bond)	Matured	12/2017 - 4/2023
Sunset			41,997
United States
4 Contracts (3 Cat Bonds)	Live	5/2024 - 12/2026
12 Contracts (7 Cat Bonds)	Matured	12/2018 - 1/2023
Multi Peril
Carmelia			115,532
United States, Japan, Europe, Australia, New Zealand
4 Contracts (3 Cat Bonds)	Live	12/2023 - 4/2028
10 Contracts (2 Cat Bonds)	Matured	12/2017 - 1/2023
1 Contract	Triggered	12/2022
Nassau			84,034
United States
5 Contracts (4 Cat Bonds)	Live	1/2024 - 5/2029
19 Contracts (5 Cat Bonds)	Matured	12/2017 - 1/2023
Venice			76,056
United States
2 Contracts (1 Cat Bond)	Live	6/2023 - 5/2024
14 Contracts (1 Cat Bond)	Matured	7/2018 - 2/2023
Description	Status	Maturity Range	Market Value of NB RE, Ltd. (000)*
Non-Florida
Lexington			67,406
United States, Japan
5 Contracts (4 Cat Bonds)	Live	3/2024 - 5/2029
17 Contracts (5 Cat Bonds)	Matured	12/2017 - 3/2023
Opportunistic
Elevado			99,444
United States
5 Contracts (3 Cat Bonds)	Live	12/2023 - 4/2028
18 Contracts (3 Cat Bonds)	Matured	12/2017 - 1/2023
Trinity			58,029
United States
3 Contracts (3 Cat Bonds)	Live	5/2025 - 6/2028
13 Contracts (2 Cat Bonds)	Matured	12/2017 - 4/2023
Wind
Fulton			66,341
United States - Florida
5 Contracts (4 Cat Bonds)	Live	12/2023 - 4/2029
9 Contracts (1 Cat Bond)	Matured	11/2017 - 1/2023
Glendale			105,092
United States
6 Contracts (4 Cat Bonds)	Live	5/2023 - 1/2028
10 Contracts (2 Cat Bonds)	Matured	12/2017 - 1/2023
King			103,240
United States
2 Contracts (2 Cat Bonds)	Live	12/2024 - 5/2029
22 Contracts (5 Cat Bonds)	Matured	12/2017 - 4/2023
Madison			95,985
United States
6 Contracts (4 Cat Bonds)	Live	12/2023 - 1/2028
19 Contracts (7 Cat Bonds)	Matured	11/2017 - 1/2023
1 Contract	Triggered	12/2022
Rodeo			45,133
United States, Japan, Europe
3 Contracts (2 Cat Bond)	Live	12/2023 - 1/2028
5 Contracts	Matured	12/2018 - 1/2023
Wilshire			77,095
United States
7 Contracts (6 Cat Bonds)	Live	12/2023 - 7/2025
23 Contracts (2 Cat Bonds)	Matured	12/2017 - 4/2023

Disclosures

*	During the period from July 27, 2017 through April 30, 2023, the Fund owned between 2.1% and 7.9% of the assets represented in the NB RE, Ltd. Portfolio.

Earthquake — Predominately exposed to damage incurred by earthquakes

Efficiency — Exposure to both industry loss warranties and catastrophe bonds

Frequency — Exposure to contracts that are triggered by multiple events or loss window

Live — Contract is currently in force

Matured —Contract was in force until agreed upon termination date

Multi Peril — Exposure to contracts with multiple perils

Non-Florida — Exposure to contracts with no Florida exposure

Opportunistic — Exposure to contracts with opportunistic deal metrics

Triggered — Contract was impaired and removed from cell before maturity

Wind — Predominately exposed to damage incurred by wind in the U.S., Japan and Europe

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